Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid insurance costs	$ 235,451	$ 130,345	$ 17,661
Service Trade	177,055	239,041	364,384
Prepaid consulting costs		76,767	120,332
Prepaid software costs	129,168	59,855	29,887
Prepaid commissions	52,616	31,504	51,472
Prepaid merchant fees	26,385	26,690	26,224
Prepaid advertising and marketing costs		29,133	11,074
Prepaid data license and subscription costs		3,125	53,124
Employee receivable	113,567	800
Other current assets	23,271	46,414	66,997
Total prepaid expenses and other current assets	$ 757,513	643,674	$ 741,155
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid insurance costs		130,345
Service Trade		239,041
Prepaid consulting costs		76,767
Prepaid software costs		59,855
Prepaid commissions		31,504
Prepaid merchant fees		26,690
Prepaid advertising and marketing costs		29,133
Prepaid data license and subscription costs		3,125
Other current assets		47,214
Total prepaid expenses and other current assets		$ 643,674